RELATED PARTY TRANSACTIONS, Transactions with WGI (Details)		6 Months Ended		12 Months Ended
		Sep. 30, 2025 USD ($) Shareholder	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Transactions with Related Parties [Abstract]
Contract assets		$ 630,845		$ 1,200,000	$ 0
Payables - Broker-dealer	[1]	123,137		123,137	$ 600,000
Revenues [Abstract]
Total revenues		6,102,900	$ 2,958,263
Software licensing and related support services revenue		$ (569,155)		1,200,000
Wealth Guardian Investment Limited [Member]
Transactions with Related Parties [Abstract]
Number of shareholders | Shareholder		2
Aggregate ownership percentage		10.00%
Receivables - software licensing (including subscription based) and related support services		$ 1,800,000		600,000
Receivables - Total	[2]	1,800,349		5,426,387
Contract assets		400,000		1,200,000
Payables - Brokerage services		40,745		1,417,153
Payables - Broker-dealer		0		75,136
Payables - Total		40,745		1,492,289
Revenues [Abstract]
Revenues - brokerage commission and handling charge income		1,388,432	892,837
Revenues - interest income		446,360	520,183
Revenues - software licensing (including subscription based) and related support services		400,000	600,000
Total revenues		2,234,792	2,013,020
Software licensing and related support services revenue		400,000	600,000
Wealth Guardian Investment Limited [Member] | Unsettled Trade [Member]
Transactions with Related Parties [Abstract]
Receivables from clients		0		1,549,709
Wealth Guardian Investment Limited [Member] | Margin Loan [Member]
Transactions with Related Parties [Abstract]
Receivables from clients	[3],[4]	349		3,276,678
Payables - Brokerage services		0		200,000
Proceeds from lines of credit		0	$ 4,300,000
Margin loan receivables		$ 0		$ 3,500,000
Waton Trust Limited [Member]
Transactions with Related Parties [Abstract]
Aggregate ownership percentage		20.00%
WIG SPC [Member]
Transactions with Related Parties [Abstract]
Aggregate ownership percentage		100.00%
Management income incurred		$ 0

[1]	Contract liabilities were included within the accrued expenses and other current liabilities.
[2]	As of September 30, 2025 and March 31, 2025, receivables from this customer, including margin loan receivables, have been either fully collateralized by the client-owned securities held in the customer’s account or fully collected.
[3]	As of September 30, 2025 and March 31, 2025, the amounts consisted of margin loan receivables of nil and $3.5 million, net of client payables of nil and $0.2 million, respectively.
[4]	WSI extended a credit line of nil and $4.3 million to WGI for margin transactions during the six months ended September 30, 2025 and 2024.